Stockholders’ Equity	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Stockholders’ Equity

Common stock

Panex’s authorized capital stock consists of 500,000,000 shares of common stock at a par value of $0.001 per share.  On August 30, 2010, the authorized capital was increased from 75,000,000 shares of common stock to 500,000,000 shares of common stock.

Stock cancellations and recapitalization:

On May 25, 2006 and June 9, 2006, the Company completed the return and cancellation of 30,000,000 and 6,000,000 common shares to the treasury, respectively. The shares were returned by the former president of the Company.

The net loss per share amounts and stockholders’ equity (deficit) have been retroactively restated (accounted for as a recapitalization) to reflect the return and cancellation of 36,000,000 common shares by the former president of the Company.

Common stock issuances:

On May 28, 2004, the Company issued 6,000,000 shares of common stock to the then President of the Company for reimbursement of legal expenses of $500 incurred on behalf of the Company.

On June 30, 2005, the Company issued 6,000,000 shares of common stock for cash proceeds of $25,000.

On April 15, 2005, the Company issued 22,500,000 shares of common stock for cash proceeds of $18,750.

On March 22, 2005 the Company issued 36,000,000 shares of common stock for cash proceeds of $3,000.

On June 8, 2006, the Company completed a private placement with a director of the Company for 714,285 common shares at a price of $2.80 per share for proceeds of $2,000,000.

On August 30, 2006, the Company completed a private placement of 1,250,000 units at a price of $2.00 per unit for proceeds of $2,500,000. Each unit consisted of one common share and one common share purchase warrant.

Each share purchase warrant entitles the holder to acquire one additional common share at an exercise price of $2.50 per share for a period of two years. All warrants expired unexercised on August 31, 2008.

During November 2006, the Company completed private placements for 3,095,000 shares of restricted common stock at $0.80 per share, raising proceeds of $2,476,000.

In January 2007 the Company completed two private placements for 3,187,500 shares of restricted common stock at $0.80 per share raising proceeds of $2,550,000.

In February 2007 the Company completed two private placements for 1,350,000 shares of restricted common stock at $0.80 per share raising proceeds of $1,080,000.

On February 28, 2009, the board of directors authorized the issuance of 14,100,000 restricted shares of common stock at a subscription price of $0.01 per restricted share, for cash proceeds of $16,000 and the settlement of $125,000 accrued liabilities and debt. The shares were issued on June 19, 2009.

On May 29, 2009, the Company completed a private placement for 1,500,000 shares of restricted common stock at price of $0.01 per restricted share in exchange for the settlement of $15,000 debt.

In October 2009, the Company issued 6,350,000 restricted shares of common stock at a subscription price of $0.01 per restricted share, for cash proceeds of $40,000 and the settlement of $23,500 in accrued liabilities and debt due to a related party. The cash was received in December 2008.

In January 2010, the Company issued 1,000,000 restricted shares of common stock at a subscription price of $0.01 per restricted share, for the settlement of $10,000 in accrued liabilities and debt due to a related party.

On December 20, 2010, the Company issued 2,955,483 restricted shares of common stock at a subscription price of $0.05 per share, for the settlement of $147,774 in accounts payable and accrued liabilities and issued 9,347,640 restricted shares of common stock at a subscription price of $0.05 per share for the settlement of loans and accrued interest totalling $467,382 from an unrelated third party (Note 7).